Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 96,118	$ 86,940	$ 323,745	$ 297,099
Voyage expenses	(34,574)	(30,640)	(99,842)	(98,735)
Vessel operating expenses	(13,970)	(14,427)	(45,114)	(44,622)
Operating expense component	(3,082)	(2,115)	(8,812)	(7,229)
Vessel lease expense component	(2,835)	(1,946)	(8,109)	(6,652)
Depreciation	(7,833)	(6,928)	(22,414)	(20,683)
Amortization of deferred drydock expenditures	(997)	(733)	(2,692)	(2,635)
General and administrative expenses
Corporate	(6,274)	(5,081)	(16,648)	(14,902)
Commercial and chartering	(1,212)	(1,087)	(3,296)	(3,310)
Gain on vessel sold			12,322	0
Unrealized losses on derivatives	(26)		(26)	(31)
Interest expense and finance costs	(1,103)	(2,998)	(5,673)	(8,687)
Gain on extinguishment			1,432	0
Interest income	226	418	1,382	1,263
Net Income before taxes	24,438	21,403	126,255	90,876
Income tax	(74)	(50)	(203)	(347)
(Loss)/gain from equity method investments	(220)	(150)	19	(730)
Net Income	24,144	21,203	126,071	89,799
Preferred dividends	(857)	(857)	(2,552)	(2,543)
Net income attributable to common stockholders	$ 23,287	$ 20,346	$ 123,519	$ 87,256
Earnings per share, basic (in dollars per share)	$ 0.55	$ 0.49	$ 2.96	$ 2.12
Earnings per share, diluted (in dollars per share)	$ 0.55	$ 0.49	$ 2.93	$ 2.09
Weighted average number of shares outstanding, basic (in shares)	42,135,165	41,296,128	41,663,882	41,072,686
Weighted average number of shares outstanding, diluted (in shares)	42,362,193	41,754,259	42,096,610	41,742,364